Presentation of the financial statements	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Presentation of the financial statements

1. Presentation of the financial statements
Description of business
GSK is a global biopharma group which prevents and treats disease with vaccines, specialty and general medicines. GSK focuses on the science of the immune system and the use of new platform and data technologies, investing in four core therapeutic areas: infectious diseases, HIV, respiratory/immunology and oncology.
Compliance with applicable law and IFRS
The financial statements have been prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act 2006 and the International Financial Reporting Standards as issued by the IASB.
Composition of financial statements
The consolidated financial statements are drawn up in Sterling, the functional currency of GSK plc, and in accordance with IFRS accounting presentation. The financial statements comprise:
–Consolidated income statement
–Consolidated statement of comprehensive income
–Consolidated balance sheet
–Consolidated statement of changes in equity
–Consolidated cash flow statement
–Notes to the financial statements.
Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 46, ‘Principal Group companies’.
Financial period
These financial statements cover the financial year from 1 January to 31 December 2023, with comparative figures for the financial years from 1 January to 31 December 2022 and, where appropriate, from 1 January to 31 December 2021.
Accounting principles and policies
The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.
The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note 3, ‘Critical accounting judgements and key sources of estimation uncertainty’.
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In preparing the consolidated financial statements, the Group has considered the impact of both physical and transitional climate change risks, as well as the plans to mitigate against these, on the current valuation of assets and liabilities; particularly in the context of the risks identified in the Task Force on Climate-related Financial Disclosures (“TCFD”).
The Group does not believe that there is a material impact to judgements and estimates in relation to climate-related risks and, as a result, the valuation of the assets or liabilities have not been significantly impacted as at 31 December 2023. The Group has reviewed the recoverable values of property, plant and equipment, inventories, goodwill and intangible assets as those are the material balances impacted by climate-related risks, and the Group’s transition plans to mitigate those risks.
One of the climate-related risks identified relates to metered-dose inhalers (MDI). The Group is addressing this risk by transitioning to a lower-carbon propellant. The transition is not expected to have a material impact on the recoverable amount, or estimated useful lives, of related property, plant and equipment. See Note 17 'Property, plant and equipment' for further details.
Whilst there is currently no significant medium-term impact expected, the Group is aware of the ever-changing risks attached to climate change and continues to assess the impact on judgements and estimates, and on the preparation of the consolidated financial statements.